Acquisition of Windfall Project, Osisko Mining Inc and Gold Road - Schedule of Key Assumptions Used to Determine Fair Value of the Net Identifiable Assets Acquired (Details) - Windfall Project
$ in Millions, $ in Millions
			8 Months Ended		10 Months Ended		12 Months Ended
	Oct. 25, 2024 CAD ($) unit_Time	Oct. 25, 2024 USD ($)	Dec. 31, 2023 CAD ($) unit_Time	Dec. 31, 2023 USD ($)	Oct. 25, 2024 CAD ($) unit_Time	Oct. 25, 2024 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Oct. 25, 2024 USD ($) unit_Time	Dec. 31, 2023 USD ($) unit_Time	Dec. 21, 2023 CAD ($)	May 02, 2023 CAD ($)	May 02, 2023 USD ($)
Key Assumptions Of The Contingent Consideration [Abstract]
Translation adjustment		$ (27.1)		$ 10.7			$ 0.0	$ 0.0	$ 0.0	$ (27.1)
Derecognition of contingent consideration							0.0	0.0	(723.5)	(519.3)
C$300.0 million contingent consideration
Key Assumptions Of The Contingent Consideration [Abstract]
– Fair value factor calculated using the Monte-Carlo valuation model using the following inputs:	0.931		0.894		0.931						0.931	0.894
– Probability	0.98		0.98		0.98						0.98	0.98
– Discount rate	5.70%		7.00%		5.70%						5.70%	7.00%
Contingent and exploration considerations	$ 279.2				$ 279.2		300.0		300.0		$ 200.4		$ 300.0	$ 258.4	$ 190.8
Net change in fair value	10.9	8.0	$ 9.9	7.3	10.9	$ 8.0	0.0	0.0	10.9	8.0
Translation adjustment			0.0	4.4	0.0	(10.1)
Derecognition of contingent consideration					(279.2)	(200.4)
Contingent Consideration Liability	$ 0.0		$ 268.3		$ 0.0						$ 0.0	$ 202.5
C$75.0 million exploration consideration
Key Assumptions Of The Contingent Consideration [Abstract]
– Term	5 years 1 month 6 days		6 years 3 months 18 days		5 years 1 month 6 days						5 years 1 month 6 days	6 years 3 months 18 days
– Discount rate	5.70%		7.00%		5.70%						5.70%	7.00%
Contingent and exploration considerations			$ 75.0				75.0		75.0					$ 52.9	$ 39.1
Net change in fair value			3.9	2.9	$ 6.6	4.8	$ 0.0	$ 0.0	$ 6.6	$ 4.8
Translation adjustment			0.0	$ 0.9	0.0	$ (2.2)
Derecognition of contingent consideration	$ (63.4)	$ (45.5)
Contingent Consideration Liability	$ 0.0		$ 56.8		$ 0.0						$ 0.0	$ 42.9